Equity (Terms of Outstanding Preferred Stock) (Details)		4 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 01, 2016 shares	May 07, 2013 shares	Apr. 24, 2012 shares	Jul. 27, 2011 shares	Oct. 09, 2012 shares	Sep. 21, 2012 shares	Dec. 31, 2019 voting_right $ / shares
Series B Preferred Stock
Debt Instrument [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares							$ 1.8
Preferred stock, voting rights | voting_right							8
Series O Preferred Stock
Debt Instrument [Line Items]
Preferred Stock, Dividend Rate, Percentage				6.75%
Depositary Shares				1,000,000
Interest In Preferred Stock				1.00%
Series P Preferred Stock
Debt Instrument [Line Items]
Preferred Stock, Dividend Rate, Percentage			6.125%
Depositary Shares			60,000,000
Interest In Preferred Stock			0.025%
Series Q Preferred Stock
Debt Instrument [Line Items]
Preferred Stock, Dividend Rate, Percentage					5.375%	5.375%
Depositary Shares					1,200,000	18,000,000
Interest In Preferred Stock					0.025%	0.025%
Series R Preferred Stock
Debt Instrument [Line Items]
Preferred Stock, Dividend Rate, Percentage		4.85%
Depositary Shares		500,000
Interest In Preferred Stock		1.00%
Series S Preferred Stock
Debt Instrument [Line Items]
Preferred Stock, Dividend Rate, Percentage	5.00%
Depositary Shares	525,000
Interest In Preferred Stock	1.00%
3-month LIBOR | Series O Preferred Stock
Debt Instrument [Line Items]
Basis spread on variable rate - LIBOR Plus				3.678%
3-month LIBOR | Series P Preferred Stock
Debt Instrument [Line Items]
Basis spread on variable rate - LIBOR Plus			4.0675%
3-month LIBOR | Series R Preferred Stock
Debt Instrument [Line Items]
Basis spread on variable rate - LIBOR Plus		3.04%
3-month LIBOR | Series S Preferred Stock
Debt Instrument [Line Items]
Basis spread on variable rate - LIBOR Plus	3.30%